SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Share-based compensation	$ 5,120,300	$ 1,118,155
Total general and administrative expenses	39,611,915	12,524,869
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Share-based compensation	4,018,493	2,667,466
Outbound freight	1,761,394	2,505,189
Employee benefits	2,199,933	2,858,062
Professional fees	1,471,695	3,185,400
Office expenses	1,025,500	1,150,530
Performance shares granted upon consummation of RTO		6,086,596
Other	581,464	846,248
Total general and administrative expenses	$ 11,058,479	$ 19,299,491